Liquidity and Capital Resources	1 Months Ended	9 Months Ended
	Oct. 31, 2018	Jul. 31, 2019
Liquidity And Capital Resources
Liquidity and Capital Resources

6.	NOTE 6 – LIQUIDITY AND CAPITAL RESOURCES

The Company has currently incorporated and has not yet commenced operations. As the Company is currently jumpstarting its medical technology and device research, development and distribution business, there will be concerted, focused efforts on raising capital. During October 2018, we were successful in raising net proceeds of $200,000 through a private placement in order to fund the development and growth of our operations. Our ability to continue as a going concern is dependent on our obtaining additional adequate capital to fund additional operating losses until we become profitable. If we are unable to obtain adequate capital, we could be forced to cease operations.

6.	NOTE 6 – LIQUIDITY AND CAPITAL RESOURCES

The Company has currently incorporated and has not yet commenced operations. As the Company is currently jumpstarting its medical technology and device research, development and distribution business, there will be concerted, focused efforts on raising capital. During October 2018, we were successful in raising net proceeds of $200,000 through a private placement in order to fund the development and growth of our operations. Our ability to continue as a going concern is dependent on our obtaining additional adequate capital to fund additional operating losses until we become profitable. If we are unable to obtain adequate capital, we could be forced to cease operations.